Other Investments - Schedule of Other Investments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other investments [line items]
Beginning of other investments	£ 3,060	£ 1,837
Additions	177	3,614
Net fair value movements through Other comprehensive income	(897)	1,318
Net fair value movements through profit or loss	37	(438)
Disposals and settlements	(251)	(3,271)
Ending of other investments	2,126	3,060
Investments designated as measured at FVTOCI [member]
Other investments [line items]
Beginning of other investments	2,939	1,781
Additions	125	409
Net fair value movements through Other comprehensive income	(897)	1,318
Disposals and settlements	(240)	(569)
Ending of other investments	1,927	2,939
Investments measured a FVTPL [member]
Other investments [line items]
Beginning of other investments	121	56
Additions	52	3,205
Net fair value movements through profit or loss	37	(438)
Disposals and settlements	(11)	(2,702)
Ending of other investments	£ 199	£ 121